FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 24,946	$ 28,089
Other	72,967	77,530
Other current assets	$ 97,913	$ 105,619